Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Contract with Customer, Contract Asset, Contract Liability, and Receivable

Deferred Revenue
Balance at January 31, 2020	42,063
Recognition of previously deferred revenue	(37,843)
Deferral of revenue	46,386
Increases from business combinations, net	39
Effect of movements in foreign exchange	646
Balance at January 31, 2021	51,291
Recognition of previously deferred revenue	(38,065)
Deferral of revenue	45,234
Increases from business combinations, net	729
Effect of movements in foreign exchange	(489)
Balance at January 31, 2022	58,700
Current	56,780
Long-term	1,920

Contract Assets
Balance at January 31, 2020	1,107
Transfers to trade receivables from contract assets	(563)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	783
Effect of movements in foreign exchange	26
Balance at January 31, 2021	1,353
Transfers to trade receivables from contract assets	(730)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	815
Effect of movements in foreign exchange	5
Balance at January 31, 2022	1,443